Digital Assets (Details) - Schedule of Digital Assets - USD ($)	12 Months Ended
	Dec. 11, 2023	Dec. 11, 2022
Schedule of Digital Assets [Abstract]
Digital assets held on exchange institutions	$ 41,113,238	$ 8,438,027
Digital assets held on exchange institutions- restricted	5,110,220
Total	$ 46,223,458	$ 8,438,027